               TRANSAMERICA OCCIDENTAL'S SEPARATE ACCOUNT FUND B

                               SEMI-ANNUAL REPORT

Dear Investor:

The first half of the new millennium proved to be very volatile. Stocks moved up sharply during the first quarter but corrected sharply in the second quarter. High valuations in the Internet and technology sectors along with excessive margin debt contributed to the market's correction. Concerns over rising oil prices and inflation along with the Federal Reserve's resolve to increase short-term interest rates also added to the market's worries.

Our long-held belief of investing in high-quality, premier companies continued to pay off as the market's rally in June focused on high-quality growth companies with proven business models and demonstrable profitability. Low-quality companies with unproven business models did not come back in the June rally.

New positions in the portfolio in the first half of the year included Northern Trust and 3Com. We believe Northern Trust is extraordinarily well positioned to serve the needs of high net worth individuals, the fastest growing segment of financial services. We also added 3Com given its first half announcement to spin out to the public its most valuable asset, Palm, Inc. The market for personal digital assistants (PDA's) is dominated by Palm, and we feel the PDA market is on the verge of explosive growth.

We think the market's correction in the second quarter eliminated some of the unhealthy excesses that were not sustainable. We also believe that the Federal Reserve is near the end of its tightening cycle and that oil prices will stabilize in the second half of the year. This should allow the market to focus on the excellent prospects for corporate earnings growth, and we think the stock market will do well in the second half of the year. We also believe the market will refocus on proven companies with excellent growth prospects and that our portfolio is well positioned.

Thank you for your continued investment in the Separate Account Fund B.

                                            /s/ Gary U. Rolle
                                             Gary U. Rolle
                                             President and
                                             Chairman, Board of Managers
                                             Transamerica Occidental's
                                             Separate Account Fund B

                       TABLE OF ACCUMULATION UNIT VALUES

                                 Accumulation
        End of Quarter            Unit Value
        --------------           ------------
June, 1990.....................    4.124224
September, 1990................    3.268967
December, 1990.................    3.518587
March, 1991....................    4.337042
June, 1991.....................    4.288242
September, 1991................    4.480883
December, 1991.................    4.908113
March, 1992....................    4.895752
June, 1992.....................    4.798707
September, 1992................    4.981578
December, 1992.................    5.580041
March, 1993....................    5.893141
June, 1993.....................    6.139891
September, 1993................    6.868266
December, 1993.................    6.851062
March, 1994....................    6.629959
June, 1994.....................    6.325672
September, 1994................    6.905430
December, 1994.................    7.364882
March, 1995....................    8.376121
June, 1995.....................    9.806528

                                 Accumulation
        End of Quarter            Unit Value
        --------------           ------------
September, 1995................   11.275672
December, 1995.................   11.163517
March, 1996....................   11.495829
June, 1996.....................   12.356950
September, 1996................   13.007681
December, 1996.................   14.289273
March, 1997....................   14.574090
June, 1997.....................   18.948025
September, 1997................   22.762719
December, 1997.................   20.822981
March, 1998....................   24.769837
June, 1998.....................   26.122076
September, 1998................   24.532238
December, 1998.................   31.039623
March, 1999....................   36.274720
June, 1999.....................   36.182643
September, 1999................   33.766134
December, 1999.................   43.812753
March, 2000....................   49.902772
June, 2000.....................   46.517366

The table above covers the period from June, 1990, to June, 2000. The results shown should not be considered a representation of the gain or loss which may be realized from an investment made in the Fund today.

               TRANSAMERICA OCCIDENTAL'S SEPARATE ACCOUNT FUND B

                            PORTFOLIO OF INVESTMENTS

                           JUNE 30, 2000 (UNAUDITED)

Number
  of                                                  Market
Shares                 Common Stocks                 Value(1)
------                 -------------                 --------
          BANKING (3.21%)
70,000    Northern Trust Corp..................... $  4,554,340
                                                   ------------
          BROADCASTING (3.17%)
60,000    Clear Channel Communications, Inc.*.....    4,500,000
                                                   ------------
          BUSINESS SERVICES (4.02%)
115,000   First Data Corporation..................    5,706,875
                                                   ------------
          CAPITAL GOODS (1.84%)
50,000    Sealed Air Corp.........................    2,618,750
                                                   ------------
          COMMERCIAL SERVICES (2.25%)
200,000   Sodexho Marriott Services, Inc.*........    3,200,000
                                                   ------------
          COMMUNICATION SERVICES (4.38%)
125,000   Qwest Communications International,         6,210,875
           Inc.*..................................
                                                   ------------
          COMPUTERS & BUSINESS EQUIPMENT (16.16%)
200,000   Dell Computer Corporation*..............    9,862,400
170,000   EMC Corporation*........................   13,079,290
                                                   ------------
                                                     22,941,690
                                                   ------------
          DRUGS & HEALTH CARE (6.10%)
140,000   CVS Corp. ..............................    5,600,000
40,000    Merck & Co., Inc. ......................    3,065,000
                                                   ------------
                                                      8,665,000
                                                   ------------
          ELECTRONICS (12.81%)
90,000    Applied Materials, Inc.*................    8,156,250
75,000    Intel Corporation.......................   10,026,525
                                                   ------------
                                                     18,182,775
                                                   ------------
          FINANCIAL SERVICES (7.11%)
300,000   Charles Schwab Corp. ...................   10,087,500
                                                   ------------
          RETAIL (2.64%)
120,000   Gap Inc................................. $  3,750,000
                                                   ------------

Number
  of                                                  Market
Shares                 Common Stocks                 Value(1)
------                 -------------                 --------
          RETAIL GROCERY(8.16%)
300,000   Kroger Company*.........................    6,618,600
110,000   Safeway, Inc.*..........................    4,963,750
                                                   ------------
                                                     11,582,350
                                                   ------------
          SOFTWARE (2.82%)
50,000    Microsoft Corporation*..................    4,000,000
                                                   ------------
          TECHNOLOGY (10.74%)
90,000    3Com Corp...............................    5,186,250
21,400    Digital Think INC.......................      767,725
75,000    Maxim Integrated Products, Inc. ........    5,095,275
20,000    Palm, Inc. .............................      667,500
20,000    Verisign, Inc. .........................    3,530,000
                                                   ------------
                                                     15,246,750
                                                   ------------
          TELECOMMUNICATIONS (2.53%)
30,000    JDS Uniphase Corp* .....................    3,596,250
                                                   ------------
          TELECOMMUNICATION EQUIPMENT (7.75%)
70,000    QUALCOMM, Inc. .........................    4,200,000
35,000    RF Micro Devices, Inc.* ................    3,066,875
90,000    Vodaphone Airtouch PLC ADR..............    3,729,330
                                                   ------------
                                                     10,996,205
                                                   ------------
          TRUCKING & FREIGHT FORWARDING (4.16%)
100,000   United Parcel Services, Inc. ...........    5,900,000
                                                   ------------
                                                    141,739,360
          TOTAL COMMON STOCK (99.85%).............
                                                   ============
                                                        215,566
          Cash, Cash Equivalents and Receivables
           Less Liabilities (.15%)................
                                                   ------------
                                                   $141,954,926
          NET ASSETS (100.00%)....................
                                                   ============

------------

(1) Common stocks are valued at the last closing price for securities traded on a national stock exchange and the bid price for unlisted securities.

 *  Indicates non-income producing stocks.

See notes to financial statements.

               TRANSAMERICA OCCIDENTAL'S SEPARATE ACCOUNT FUND B

                            STATEMENT OF NET ASSETS

                                 JUNE 30, 2000

ASSETS:
Investments in common stock -- at market value (cost
  $70,345,660)..............................................    $141,954,926
Cash and cash equivalents...................................         519,631
Dividend and interest receivable............................          57,861
Miscellaneous receivables...................................               0
                                                                ------------
     TOTAL ASSETS...........................................     142,532,418
LIABILITIES:
Due to Transamerica Occidental's general account............         804,250
                                                                ------------
NET ASSETS..................................................    $141,728,168
                                                                ============
Net assets attributed to variable annuity
  contractholders -- 3,037,283 units at $46.517366 per
  unit......................................................    $141,286,402
Reserve for retired annuitants..............................         441,766
                                                                ------------
                                                                $141,728,168
                                                                ============

                      STATEMENTS OF CHANGES IN NET ASSETS

                                                                For the
                                                              period ended       Year ended
                                                                June 30,        December 31,
                                                                  2000              1999
                                                              ------------      ------------
Net investment loss.........................................  $   (762,048)     $ (1,127,106)
Net realized gain from security transactions................    14,176,498        20,905,486
Net unrealized appreciation (depreciation) on investments...    (5,061,473)       20,097,581
                                                              ------------      ------------
Net increase in net assets resulting from operations........     8,352,976        39,875,961
Variable annuity deposits (net of sales and administration
  expenses and applicable state premium taxes)..............        36,453            38,703
Payments to Contract Owners:
  Annuity payments..........................................       (68,655)          (80,406)
  Terminations and withdrawals..............................    (1,775,674)       (3,892,204)
Adjustment for mortality guarantees on retired annuitants...        78,018            32,477
                                                              ------------      ------------
Total increase in net assets................................     6,623,119        35,974,531
Balance at beginning of period..............................   135,105,049        99,130,518
                                                              ------------      ------------
Balance at end of period....................................  $141,728,168      $135,105,049
                                                              ============      ============

See notes to financial statements.

               TRANSAMERICA OCCIDENTAL'S SEPARATE ACCOUNT FUND B

                            STATEMENT OF OPERATIONS

                                 JUNE 30, 2000

NET INVESTMENT INCOME
  INCOME:
     Dividends..............................................  $   121,067
     Interest...............................................       15,554
                                                              -----------
       Total investment income..............................      136,621
                                                              -----------
  EXPENSES:
     Investment management services.........................      207,597
     Mortality and expense risk charges.....................      691,072
                                                              -----------
       Total expenses.......................................      898,669
                                                              -----------
  Net investment loss.......................................     (762,048)
                                                              -----------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS
  Net realized gain from security transactions..............   14,176,498
  Net change in unrealized appreciation on investments......   (5,061,473)
                                                              -----------
  Net realized and unrealized gain on investments...........    9,115,024
                                                              -----------
       Net increase in net assets resulting from
        operations..........................................  $ 8,352,976
                                                              ===========

See notes to financial statements.

               TRANSAMERICA OCCIDENTAL'S SEPARATE ACCOUNT FUND B

                         NOTES TO FINANCIAL STATEMENTS

NOTE A -- ACCOUNTING POLICIES

     The Fund is registered under the Investment Company Act of 1940 as an open-end diversified investment company. The Fund's investment objective is long-term capital growth.

     The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Such estimates and assumptions could change in the future as additional information becomes known which could impact the amounts reported and disclosed herein.

Investment in Securities

     Common stocks are valued at the last closing price for securities traded on a national stock exchange and the bid price for unlisted securities. The cost of securities purchased (excluding short-term investments) and proceeds from sales aggregated $38,501,647 and $41,305,758, respectively, in 2000. The Fund had gross unrealized gains of $71,924,268 and gross unrealized losses of $3,996,389 at June 30, 2000 related to these investments. Realized gains and losses on investments are determined using the average cost method.

Cash Equivalents

     Cash equivalents consist of money market funds invested daily from excess cash balances on deposit.

Federal Income Taxes

     Operations of the Fund will form a part of, and be taxed with, those of Transamerica Occidental Life, which is taxed as a "life insurance company" under the Internal Revenue Code. Transamerica Occidental Life will not charge the Fund for income taxes applicable to its investment in the Fund. Under current law, income from assets maintained in the Fund for the exclusive benefit of Participants is in general not subject to federal income tax.

Expenses

     The value of the Fund has been reduced by charges on each valuation date for investment management services on the basis of an annual rate of 0.3% and mortality and expense risks on the basis of an annual rate of 1.0%. These charges are paid to Transamerica Occidental Life.

Other

     The Fund follows industry practice and records security transactions on the trade date. Dividend income is recognized on the ex-dividend date, and interest income is recognized on an accrual basis.

NOTE B -- TRANSAMERICA OCCIDENTAL LIFE INVESTMENT

     As of June 30, 2000, Transamerica Occidental Life had deposited $2,000,000 (current fund value of $99,428,867) in the Fund under an amendment to the California Insurance Code which permits domestic life insurers to allocate amounts to such accounts. Transamerica Occidental Life is entitled to withdraw all but $100,000 of its proportionate share of the Fund, in whole or in part, at any time.

NOTE C -- RESERVES FOR RETIRED ANNUITANTS

     Reserves for retired annuitants are computed using The Annuity Table for 1949, ultimate, one year age set back and an assumed investment earnings rate of 3 1/2%.

NOTE D -- REMUNERATION

     No remuneration was paid during 2000 by Transamerica Occidental's Separate Account Fund B to any member of the Board of Managers or officer of Fund B or any affiliated person of such members or officers.

FINANCIAL HIGHLIGHTS

     Selected data for an accumulation unit outstanding throughout each period are as follows:

                                                   For Six
                                                    Months
                                                    Ended
                                                   June 30,
                                                     2000       1999       1998       1997       1996
                                                   --------    -------    -------    -------    -------
Investment income................................  $ 0.044     $ 0.097    $ 0.098    $ 0.077    $ 0.071
Expenses.........................................    0.290       0.456      0.328      0.244      0.163
                                                   -------     -------    -------    -------    -------
Net investment loss..............................   (0.246)     (0.359)    (0.230)    (0.167)    (0.092)
Net realized and unrealized gain on investments..    2.950      13.132     10.447      6.701      3.217
                                                   -------     -------    -------    -------    -------
    Net increase in accumulation unit value......    2.704      12.773     10.217      6.534      3.125
Accumulation unit value:
  Beginning of period............................   43.813      31.040     20.823     14.289     11.164
                                                   -------     -------    -------    -------    -------
  End of period..................................  $46.517     $43.813    $31.040    $20.823    $14.289
                                                   =======     =======    =======    =======    =======
Ratio of expenses to average accumulation fund
  balance(a).....................................    0.715%       1.29%      1.32%      1.33%      1.31%
Ratio of net investment loss to average
  accumulation fund balance(a)...................   (0.607)%     (1.02)%    (0.92)%    (0.91)%    (0.74)%
Portfolio turnover...............................    22.57%      34.45%     53.78%     15.21%     32.94%
Number of accumulation units outstanding at end
  of period (000's omitted)......................    3,047       3,084      3,193      3,273      3,431

(a) On an annualized basis.

          TRANSAMERICA
      OCCIDENTAL'S SEPARATE
         ACCOUNT FUND B

      MANAGERS AND OFFICERS

GARY U. ROLLE, President,
Chairman of Board
DR. JAMES H. GARRITY, Manager
PETER J. SODINI, Manager
JON C. STRAUSS, Manager
WILLIAM T. MILLER, Treasurer,
Assistant Secretary

                                                           (LOGO)
THOMAS M. ADAMS, Secretary
REGINA M. FINK, Assistant
Secretary

Distributor:

Transamerica Financial Resources,
Inc.
1150 South Olive
Los Angeles, California
90015-2211
Tel. (800) 245-8250

Custodian:

Mellon Bank Securities Trust
1 Mellon Bank Ctr.
                                             TRANSAMERICA
Pittsburgh, PA 15258
                                             OCCIDENTAL'S
Tel. (800) 234-6356
                                             SEPARATE
Transamerica Occidental
                                             ACCOUNT FUND B
Life Insurance Company
Annuity Service Center
                                             SEMI-ANNUAL
P.O. Box 31848
Charlotte, NC 28231-1848
                                             FINANCIAL REPORT

800 258-4260

              (LOGO)

                                             JUNE 30, 2000

This report cannot be used as sales literature.

TFM 1036 Ed. 2-98